Financial assets at amortized cost - Summary of Loans by Economic Activity (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 737,986,225	$ 764,938,831
Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	33,864,064	31,921,860
Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	5,225,180	4,723,781
Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	390,356,410	436,061,542
Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	1,065,445	339,093
Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	4,464,832	8,282,236
Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	1,399	1,441
Central Bank
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	9,034
Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	25,943,825	29,423,443
Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	77,520,990	84,120,076
Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	7,634,981	5,818,932
Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	11,882,982	7,967,422
Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	51,435,779	55,370,054
Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	128,581,304	100,908,951
Performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 725,405,433	$ 746,199,430
Percentage of Loan Portfolio	100.00%	100.00%
Performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 33,667,216	$ 31,648,639
Percentage of Loan Portfolio	4.64%	4.24%
Performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 5,028,895	$ 4,257,310
Percentage of Loan Portfolio	0.69%	0.57%
Performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 380,678,024	$ 427,659,370
Percentage of Loan Portfolio	52.48%	57.31%
Performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 1,064,451	$ 338,998
Percentage of Loan Portfolio	0.15%	0.05%
Performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 4,464,832	$ 8,282,236
Percentage of Loan Portfolio	0.62%	1.11%
Performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 1,399	$ 1,441
Percentage of Loan Portfolio	0.00%	0.00%
Performing | Central Bank
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 9,034
Percentage of Loan Portfolio	0.00%
Performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 24,932,316	$ 26,022,761
Percentage of Loan Portfolio	3.44%	3.49%
Performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 77,354,512	$ 83,177,092
Percentage of Loan Portfolio	10.66%	11.15%
Performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 7,605,892	$ 5,798,681
Percentage of Loan Portfolio	1.05%	0.78%
Performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 11,832,443	$ 7,906,925
Percentage of Loan Portfolio	1.63%	1.06%
Performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 51,357,690	$ 54,855,060
Percentage of Loan Portfolio	7.08%	7.35%
Performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 127,408,729	$ 96,250,917
Percentage of Loan Portfolio	17.56%	12.89%
Non-performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 12,580,792	$ 18,739,401
Percentage of Loan Portfolio	100.00%	100.00%
Non-performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 196,848	$ 273,221
Percentage of Loan Portfolio	1.56%	1.46%
Non-performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 196,285	$ 466,471
Percentage of Loan Portfolio	1.56%	2.49%
Non-performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 9,678,386	$ 8,402,172
Percentage of Loan Portfolio	76.93%	44.84%
Non-performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 994	$ 95
Percentage of Loan Portfolio	0.01%	0.00%
Non-performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 0	$ 0
Percentage of Loan Portfolio	0.00%	0.00%
Non-performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 0	$ 0
Percentage of Loan Portfolio	0.00%	0.00%
Non-performing | Central Bank
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 0
Percentage of Loan Portfolio	0.00%
Non-performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 1,011,509	$ 3,400,682
Percentage of Loan Portfolio	8.04%	18.15%
Non-performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 166,478	$ 942,984
Percentage of Loan Portfolio	1.32%	5.03%
Non-performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 29,089	$ 20,251
Percentage of Loan Portfolio	0.23%	0.11%
Non-performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 50,539	$ 60,497
Percentage of Loan Portfolio	0.40%	0.32%
Non-performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 78,089	$ 514,994
Percentage of Loan Portfolio	0.62%	2.75%
Non-performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 1,172,575	$ 4,658,034
Percentage of Loan Portfolio	9.33%	24.85%